Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventories [Abstract]
Raw materials and components	$ 9,041	$ 5,971
Products in process	13,081	6,908
Finished products	6,656	1,916
Inventories	$ 28,778	$ 14,795